Share-based compensation - Share options outstanding (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Options number
Options outstanding	248,955,519	182,748,565	198,964,123	189,927,968
Exercisable	133,762,513	120,164,340
Expected to vest	115,193,006	62,584,225
Weighted-average exercise price per option
Options outstanding (in dollars per share)	$ 0.0615	$ 0.0306	$ 0.0227	$ 0.0205
Exercisable (in dollars per share)	0.02	0.01
Expected to vest (in dollars per share)	$ 0.12	$ 0.08
Weighted-average remaining exercise contractual life (years)
Options outstanding (in years)	7 years 9 months 18 days	7 years 10 months 28 days
Exercisable (in years)	6 years 5 months 26 days	7 years 3 months 25 days
Expected to vest (in years)	9 years 3 months 25 days	9 years 14 days
Aggregate intrinsic value
Options outstanding (in dollars)	$ 100,501	$ 47,615
Exercisable (in dollars)	60,138	34,611
Expected to vest (in dollars)	$ 40,363	$ 13,398
Options exercised	0	0	0